Operating Lease Liabilities - Additional Information (Details) - contract	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Number of operating leases contracts	4	4
Weighted average discount rate	2.97%	2.87%
Weighted average remaining operating lease term	3 years 4 months 17 days	3 years 10 months 17 days